COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
COMMITMENTS AND CONTINGENCIES.
Rent expense	$ 40,000	$ 75,000	$ 316,000
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows paid for operating lease	53,919	85,372	231,421
Right-of-use assets obtained in exchange for lease obligation:
Operating lease	$ 68,505	$ 35,666	$ 174,824